Consolidated Statements of Changes in Equity (Parenthetical)	12 Months Ended
	Dec. 31, 2012 USD ($) item	Dec. 31, 2012 CNY
Consolidated Statements of Changes in Equity
Foreign currency exchange translation adjustment, tax
Cash flow hedging derivatives, tax
Capital injection from two subsidiaries' noncontrolling interests holders	2	2